Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

(1)	Names of related parties and relationship

Names of related parties	Relationship with the Company
Semilux International Ltd.(SELX)	Parent Company

(2)	Significant related party transactions

A.	Payment on behalf of others

使用滑鼠雙擊這裡以編輯新增的表格段。

The payments on behalf of others mainly consist of audit fees, consultancy fees, and listing-related expenses paid on behalf of SELX for its public listing in the United States. The payments on behalf of others bear no interest.

	June 30, 2025	December 31, 2024	June 30, 2024
Payment on behalf of others (Recorded as Other current assets)	-	-	-
SELX	46,172	46,172	46,172
B.	Payables to related parties:

	June 30, 2025	December 31, 2024	June 30, 2024
Other payables SELX			2,487

The other payables primarily consist of advances made by SELX.

(3)	Key management compensation

	Six months ended June 30, 2025	Six months ended June 30, 2024
Salaries and other short-term employee benefits	$6,671	$6,842